RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of detailed information about key management personnel [Table Text Block]
Year ended Deceember 31, 2022	Salary and fees	Share-based Payments	Total
Management	$868	$882	$1,750
Outside directors	601	741	1,342
Seabord Management Corp.*	285	-	285
Total	$1,754	$1,623	$3,377

Year ended December 31, 2021	Salary and fees	Share-based Payments	Total
Management	$854	$1,083	$1,937
Outside directors	444	771	1,215
Seabord Management Corp.*	166	-	166
Total	$1,464	$1,854	$3,318

*Seabord Management Corp. ("Seabord") is a management services company partially owned by the CFO and Chairman of the Board of Directors of the Company. Seabord provides accounting and administration staff, and office space to the Company.